Note 9 - Summary of Stock Options - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Range One [Member]
Range of Exercise Prices (in dollars per share)	$ 0.33
Options Outstanding, Number (in shares) | shares	100,000
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.33
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 135 days
Options Exercisable - Number (in shares) | shares
Options Exercisable - Weighted Average Exercise Price (in dollars per share)
Range Two [Member]
Range of Exercise Prices (in dollars per share)	$ 0.47
Options Outstanding, Number (in shares) | shares	635,000
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.47
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 40 days
Options Exercisable - Number (in shares) | shares
Options Exercisable - Weighted Average Exercise Price (in dollars per share)
Range of Exercise Prices, Lower Range (in dollars per share)	$ 0.46
Range of Exercise Prices, Upper Range (in dollars per share)	0.47
Range Three [Member]
Range of Exercise Prices (in dollars per share)	$ 0.60
Options Outstanding, Number (in shares) | shares	1,768,980
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.60
Options Outstanding - Weighted Average Remaining Contractual Term	8 years 200 days
Options Exercisable - Number (in shares) | shares	585,542
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 0.60
Range Four [Member]
Range of Exercise Prices (in dollars per share)	$ 0.75
Options Outstanding, Number (in shares) | shares	4,949,004
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.75
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 354 days
Options Exercisable - Number (in shares) | shares
Options Exercisable - Weighted Average Exercise Price (in dollars per share)
Range Five [Member]
Range of Exercise Prices (in dollars per share)	$ 0.96
Options Outstanding, Number (in shares) | shares	335,000
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.96
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 219 days
Options Exercisable - Number (in shares) | shares
Options Exercisable - Weighted Average Exercise Price (in dollars per share)
Range of Exercise Prices, Lower Range (in dollars per share)	$ 0.89
Range of Exercise Prices, Upper Range (in dollars per share)	0.99
Range Six [Member]
Range of Exercise Prices (in dollars per share)	$ 1.24
Options Outstanding, Number (in shares) | shares	312,373
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 1.24
Options Outstanding - Weighted Average Remaining Contractual Term	6 years 288 days
Options Exercisable - Number (in shares) | shares	312,373
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.24
Range Seven [Member]
Range of Exercise Prices (in dollars per share)	$ 8.64
Options Outstanding, Number (in shares) | shares	57,603
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.64
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 222 days
Options Exercisable - Number (in shares) | shares	57,603
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.64
Range of Exercise Prices, Lower Range (in dollars per share)	7
Range of Exercise Prices, Upper Range (in dollars per share)	9
Range Eight [Member]
Range of Exercise Prices (in dollars per share)	$ 15.29
Options Outstanding, Number (in shares) | shares	19,081
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 15.29
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 273 days
Options Exercisable - Number (in shares) | shares	19,081
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 15.29
Range of Exercise Prices, Lower Range (in dollars per share)	12
Range of Exercise Prices, Upper Range (in dollars per share)	18.63
Range Nine [Member]
Range of Exercise Prices (in dollars per share)	$ 37
Options Outstanding, Number (in shares) | shares	250
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 37
Options Outstanding - Weighted Average Remaining Contractual Term	1 year 266 days
Options Exercisable - Number (in shares) | shares	250
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 37
Range of Exercise Prices (in dollars per share)	$ 0.81
Options Outstanding, Number (in shares) | shares	8,177,291
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 0.81
Options Outstanding - Weighted Average Remaining Contractual Term	9 years 135 days
Options Exercisable - Number (in shares) | shares	974,849
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 1.58